Debt - Schedule of Long Term Debt by Maturity (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
2014	$ 53
2015
2016	1
2017	900
2018	550
Thereafter	8,280
Total Debt, excluding discounts	$ 9,784	$ 12,411